Revenues and geographic information - Net sales by region (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 54,532	$ 50,317	$ 45,440
Net sales, change in %	8.00%	11.00%
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	11.00%
US
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 23,331	$ 21,146	17,959
US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%	18.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 16,729	$ 15,557	14,997
Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	4.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 10,797	$ 10,021	9,308
Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	8.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,675	$ 3,593	3,176
Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%	13.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 40,555	$ 37,371	33,725
Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%	11.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 13,977	$ 12,946	11,715
Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	11.00%
Rest of the world [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 31,201	$ 29,171	$ 27,481